UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Mar 31, 2011

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Marshall Wace Asia Ltd.
Address: 2812-2815, 28th Fl., 1 Harbour View Rd., One International Finance Centre, Central, Hong Kong

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Messiana
Title:     Head of Operations - Americas
Phone:     203.625.3200
Signature, Place and Date of Signing:

      May 13, 2011


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    93368(*1000)

                                                               FORM 13F INFORMATION TABLE
                                                               VALUE     SHARES/ SH/ PUT/     INVSTMT   OTHER     VOTING AUTHORITY
          NAME OF ISSUER      TITLE OF CLASS     CUSIP        x($1000)  PRN AMT  PRN CALL     DISCRETN MANAGERS  SOLE  SHARED  NONE
  ---------------------------- ---------------- --------- 	-------- -------- --- ----   -------- --------- ------ -------- -
D	AMBOW EDUCAT-ADR	ADRS STOCK	02322P101	57	7141	  SH		SOLE	0	7141	0	0
D	AMERICAN EXPRESS	COMMON STOCK	025816109	12511	276796	  SH		SOLE	0	276796	0	0
D	CHINATRUST -CW12	WARRANT		17308W599	2169	2551000	  SH		SOLE	0	2551000	0	0
D	CITIGROUP INC		COMMON STOCK	172967424	32903	7444134	  SH		SOLE	0	7444134	0	0
D	E*TRADE FINANCIA	COMMON STOCK	269246401	9082	581094	  SH		SOLE	0	581094	0	0
D	FOCUS MEDIA-ADR		ADRS STOCK	US34415V1098	1230	40100	  SH		SOLE	0	40100	0	0
D	HUNTINGTON BANC		COMMON STOCK	446150104	13037	1963382	  SH		SOLE	0	1963382	0	0
D	IPATH-S&P S/T FU	ETF STOCK	06740C261	2131	72554	  SH		SOLE	0	72554	0	0
D	ISHARES-S KOREA		ETF STOCK	US4642867729	1223	19000	  SH		SOLE	0	19000	0	0
D	JP MORGAN CHASE		COMMON STOCK	46625H100	15689	340336	  SH		SOLE	0	340336	0	0
D	MEGA FINANC-CW12	WARRANT		173074154	3242	4118000	  SH		SOLE	0	4118000	0	0
D	YOUKU.COM IN-ADR	ADRS STOCK	98742U100	95	2000	  SH		SOLE	0	2000	0	0
S REPORT SUMMARY                12 DATA RECORDS              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED